Vessels, Net	9 Months Ended
Sep. 30, 2016
Notes To Consolidated Financial Statements
Vessel, Net

4.        Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2015	$1,160,911	$(200,488)	$960,423
Transfer from Advances for vessel acquisitions and vessels under construction	119,520	—	119,520
Impairment loss	(23,924)	11,025	(12,899)
Transfer to Assets held for sale	(31,750)	—	(31,750)
Depreciation expense	—	(47,133)	(47,133)
Balance, December 31, 2015	$1,224,757	$(236,596)	$988,161
Transfer from Advances for vessel acquisitions and vessels under construction	100,043	—	100,043
Depreciation expense	—	(36,799)	(36,799)
Balance, September 30, 2016	$1,324,800	$(273,395)	$1,051,405

Transfer from Advances for vessel acquisitions and vessels under construction represents advances paid in respect of the acquisition of newbuild vessels which were under construction and delivered to the Company. For the periods presented, the Company accepted delivery of the following vessels:

  During the year ended December 31, 2015: Kypros Bravery, Kypros Sky, Kypros Loyalty and Pedhoulas Cherry; and

  During the nine months ended September 30, 2016: Troodos Sun, Kypros Spirit and Troodos Air.

For impairment loss refer to Note 5.

As of September 30, 2016, 37 vessels, with a carrying value of $1,051,405 have been provided as collateral to secure the Company's bank loans as discussed in Note 6.